Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2014
Change in Fiscal Year	Change in Fiscal Year On December 19, 2012, our board of directors approved a change in our fiscal year-end from March 31 to December 31. The change was effective as of December 31, 2012.
Revenue Recognition

Revenue Recognition

Revenue primarily results from fees earned. Fees include loan transaction fees paid by issuing banks and service providers, servicing fees paid by investors and management fees paid by certain certificate holders. We also have other smaller sources of revenue reported as other revenue.

Transaction Fees

Transaction fees are paid by the issuing banks to us for the work we perform through our platform in facilitating originations. The amount of these fees is based upon the terms of the loan, including grade, rate, term and other factors. As of March 31, 2012, December 31, 2012 and December 31, 2013, these fees ranged from 1.11% to 5.00% and, as of September 30, 2014, ranged from 1.00% to 6.00% of the initial principal amount of a loan. In addition, with our acquisition of Springstone, transaction fees include fees earned from issuing banks and service providers for education and patient finance loans. Where applicable, the transaction fees are included in the annual percentage rate calculation provided to the borrower and is subtracted from the gross loan proceeds prior to disbursement of the loan funds to the borrower. A loan is considered issued when we record the transfer of funds to the borrower’s account on our platform and we initiate an ACH transaction to transfer funds from our platform’s correspondent bank account to the borrower’s bank account.

Servicing Fees

Investors typically pay us a servicing fee on each payment received from a borrower or on the investors’ month-end principal balance of loans serviced. The servicing fee compensates us for the costs we incur in servicing the related loan, including managing payments from borrowers, payments to investors and maintaining investors’ account portfolios. We record servicing fees paid by note holders and certain certificate holders as a component of operating revenue when received. Servicing fees can be, and have been, modified or waived at management’s discretion.

Management Fees

Accredited investors and qualified purchasers can invest in limited partner interests in funds managed by LCA, a registered investment advisor and our wholly-owned subsidiary. LCA acts as the general partner for six private funds (Funds) in which it has made no capital contributions and does not receive any allocation of the Funds’ income, expenses, gains, losses or any carried interest. Each Fund invests in a certificate pursuant to a set investment strategy. LCA charges limited partners in the Funds a management fee payable monthly in arrears, based on a limited partner’s capital account balance at month end.

LCA also earns management fees on separately managed accounts (SMA), payable monthly in arrears, based on the month-end balances in the SMA accounts.

Management fees are a component of operating revenue in the consolidated statements of operations and are recorded as earned. Management fees can be, and have been, modified or waived at the discretion of LCA.

Other Revenue

Other revenue consists primarily of revenue from gains and losses on sales of whole loans.

Fair Valuation Adjustments of Loans at Fair Value and Notes and Certificates at Fair Value

Fair Valuation Adjustments of Loans at Fair Value and Notes and Certificates at Fair Value

We include in earnings the estimated unrealized fair value gains or losses during the period on loans, and the offsetting estimated unrealized fair value gains or losses on related notes and certificates. At each reporting period, we recognize fair valuation adjustments for the loans and the related notes and certificates. The fair valuation adjustment for a given principal amount of a loan will be approximately equal to the corresponding estimated fair valuation adjustment on the combined principal amounts of related notes and certificates because the same net cash flows of the loans and the related notes and/or certificates are used in the discounted cash flow valuation calculations.

Whole Loan Sales

Whole Loan Sales

From January 1, 2013 through June 30, 2013, transaction fees and direct loan origination and acquisition costs for loans that were subsequently sold to unrelated third-party purchasers and met the accounting requirements for a sale of loans were deferred and included in the overall net investment in the loans purchased. Accordingly, the transaction fees for such loans were not included in transaction fee revenue and the direct loan origination costs for such loans were not included in operating expenses. A gain or loss on the whole loan sales was recorded on the sale date.

Effective July 1, 2013, we elected the fair value option for whole loans acquired and subsequently sold to unrelated third-party purchasers. Under this election, all transaction fees and all direct costs incurred in the origination process are recognized in earnings as earned or incurred and are not deferred. Beginning July 1, 2013, transaction fees for whole loans sold to unrelated third-party purchasers are included in “Transaction Fees” and direct loan origination costs are included in “Origination and Servicing” operating expense on the consolidated statement of operations. Gains and losses from whole loan sales are recorded in “Other Revenue” in the consolidated statements of operations.

As part of the sale agreements, we retained the rights to service these sold whole loans. We calculate a gain or loss on the whole loan sale with servicing retained based on the net proceeds from the whole loan sale, minus the net investment in the loans being sold. The net investment in the loans sold has been reduced or increased by the recording of any applicable net servicing asset or liability respectively. Gains on whole loan sales were previously reported in “Gain from Sales of Loan” and have been reclassified to “Other Revenue” in the consolidated statement of operations.

Additionally, as needed, we will record a liability for significant estimated post-sale obligations or contingent obligations to the purchasers of the loans. No such liability was recorded at December 31, 2012, December 31, 2013 or September 30, 2014.

Servicing Asset/Liability

Servicing Assets and Liabilities at Fair Value

We record servicing assets and liabilities at their estimated fair values when we sell whole loans to unrelated third-party or whole loan buyers or when the servicing contract commences. The gain or loss on a loan sale is recorded in “Other Revenue” while the component of the gain or loss that is based on the degree to which the contractual loan servicing fee is above or below an estimated market rate loan servicing fee is recorded as an offset in servicing assets or liabilities. Servicing assets and liabilities are recorded in “Other Assets” and “Accrued Expenses and Other Liabilities,” respectively, on the consolidated balance sheets. Over the life of the loan, changes in the estimated fair value of servicing assets and liabilities are reported in “Servicing Fees” on the consolidated statement of operations in the period in which the changes occur.

We use a discounted cash flow model to estimate the fair value of the loan servicing asset or liability which considers the contractual servicing fee revenue we earn on the loans, estimated market rate servicing fee to service such loans, the current principal balances of the loans and projected servicing revenues over the remaining terms of the loans.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. We consider all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted Cash

Restricted cash consists primarily of our funds in certain checking, money market and certificate of deposit accounts that are: (i) pledged to or held in escrow by our correspondent banks as security for transactions processed on or related to our platform; (ii) pledged through a credit support agreement with a certificate holder or (iii) received from investors but not yet applied to their accounts on the platform and transferred to segregated bank accounts that hold investors’ funds.

Loans at Fair Value and Notes and Certificates at Fair Value

Loans at Fair Value and Notes and Certificates at Fair Value

We use fair value measurements to record loans, notes and certificates at fair value on a recurring basis and in our fair value disclosures. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Changes in the fair value of the loans and notes and certificates are recognized, on a gross basis, in earnings.

We determine the fair value of the loans, notes and certificates in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:

Level 1	—	Quoted market prices in active markets for identical assets or liabilities.

Level 2	—	Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).

Level 3	—	Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation. The fair value election for loans, notes and certificates allows for symmetrical accounting of the timing and amounts recognized for both expected unrealized losses and charge-offs on the loans and the related notes and certificates, consistent with the member payment dependent design of the notes and certificates.

Our and the Trust’s obligation to pay principal and interest on any note or certificate is equal to the pro-rata portion of the payments, if any, received on the related loan subject to applicable fees. The gross effective interest rate associated with notes or certificates is the same as the interest rate earned on the underlying loan. The discounted cash flow methodology used to estimate the notes’ and certificates’ fair values uses the same projected net cash flows as their related loan. The discount rates for the projected net cash flows of the notes and certificates are our estimates of the rates of return, including risk premiums (if significant) that investors in unsecured consumer credit obligations would require when investing in notes issued pursuant to a shelf registration statement and certificates issued by the Trust with cash flows dependent on specific credit grades of loans.

For additional discussion on this topic, including the adjustments to the estimated fair values of loans, notes and certificates, as discussed above, see “Note 4—Fair Value of Financial Instruments Measured at Fair Value.”

Accrued Interest and Other Receivables

Accrued Interest and Other Receivables

Interest income on loans is calculated based on the contractual interest rate of the loan and recorded as interest income as earned. Loans reaching 120 days delinquent are classified as non-accrual loans, and we stop accruing interest and reverse all accrued but unpaid interest as of such date.

Property, Equipment and Software, Net

Property, Equipment and Software, Net

Property, equipment and software consists of computer equipment and software, office furniture and equipment, construction in progress, leasehold improvements and internal use software and website development costs which are recorded at cost, less accumulated depreciation and amortization.

Computer equipment and software and furniture and fixtures are depreciated or amortized on a straight line basis over two to five years. Costs associated with construction projects are transferred to the leasehold improvement account upon project completion. Leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Internal use software and website development costs are capitalized when preliminary development efforts are successfully completed and it is probable that the project will be completed and the software will be used as intended. Internal use software and website development costs are amortized on a straight line basis over the project’s estimated useful life, generally three years. Capitalized internal use software development costs consist of salaries and payroll related costs for employees and fees paid to third-party consultants who are directly involved in development efforts. Costs related to preliminary project activities and post implementation activities including training and maintenance are expensed as incurred. Costs incurred for upgrades and enhancements that are considered to be probable to result in additional functionality are capitalized. We evaluate potential impairments of our long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Events or changes in circumstances that could result in impairment include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for our overall business and significant negative industry or economic trends. Determination of recoverability of long-lived assets is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the fair value of the asset. When an impairment loss is recognized, the carrying amount of the asset is reduced to its estimated fair value. For the year ended December 31, 2013, the nine months ended December 31, 2012 the year ended March 31, 2012 and for the nine months ended September 30, 2014, there was no impairment of long-lived assets.

Consolidation Policies

Consolidation Policies

Our policy is to consolidate the financial statements of entities in which we have a controlling financial interest. We determine whether we have a controlling financial interest in an entity by evaluating whether the entity is a voting interest entity or variable interest entity (VIE) and if the accounting guidance requires consolidation.

Voting interest entities are entities that have sufficient equity and provide the equity investors voting rights that enable them to make significant decisions relating to the entities’ operations. For these types of entities, our determination of whether we have a controlling financial interest is based on ownership of a majority of the entities’ voting equity interest or through control of management of the entities.

VIEs are entities that, by design, either (i) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity. We determine whether we have a controlling financial interest in a VIE by considering whether our involvement with the VIE is significant and whether we are the primary beneficiary of the VIE based on the following:

•	we have the power to direct the activities of the VIE that most significantly impact the entity’s economic performance;

•	the aggregate indirect and direct variable interests held by us have the obligation to absorb losses or the right to receive benefits from the entity that could be significant to the VIE; and

•	qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE.

We believe our beneficial ownership of a controlling financial interest in the Trust has qualified and continues to qualify as an equity investment in a VIE that should be consolidated for financial accounting and reporting purposes. We perform on-going reassessments on the status of the entities and whether facts or circumstances have changed in relation to our involvement in VIEs which could cause our conclusion to change.

All intercompany transactions and balances have been eliminated.

Business Combination (Unaudited)

Business Combination (Unaudited)

We use our best estimates and assumptions to accurately assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. Our estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. In addition, uncertain tax positions and tax-related valuation allowances are initially established in connection with a business combination as of the acquisition date. We continue to collect information and reevaluate these estimates and assumptions quarterly and record any adjustments to our preliminary estimates to goodwill provided that we are within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets (Unaudited)

Goodwill represents the fair value of acquired businesses in excess of the aggregate fair value of the identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Our annual impairment testing date is April 1. We can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit (defined as business for which financial information is available and reviewed regularly by management) exceeds its carrying value. A qualitative assessment may consider macroeconomic and other industry-specific factors, such as trends in short-term and long-term interest rates and the ability to access capital or company-specific factors, such as market capitalization in excess of net assets, trends in revenue generating activities and merger or acquisition activity.

If we elect to bypass qualitatively assessing goodwill or it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, we estimate the fair values of our reporting units and compare them to their carrying values. The estimated fair values of the reporting units are generally established using an income approach based on a discounted cash flow model or a market approach which compares each reporting unit to comparable companies in their respective industries.

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. We do not have any indefinite-lived intangible assets.

Due from Related Parties	Due from Related Parties Due from related parties represents asset management fees due to LCA from investors in the Funds.
Payable to Investors

Payable to Investors

Payable to investors primarily represents payments-in-process received from investors and payments on notes, certificates and loan payments that, as of the last day of the period, have not been credited to investors’ accounts on the platform or transferred to the investors’ separate bank accounts.

Sales and Marketing Expense

Sales and Marketing Expense

Sales and marketing costs, including borrower and investor acquisition costs, are expensed as incurred and included in “Sales and Marketing” on the consolidated statement of operations.

Stock-Based Compensation

Stock-Based Compensation

All stock-based awards made to employees are recognized in the consolidated financial statements based on their respective grant date fair values. Any benefits of tax deductions in excess of recognized compensation cost are reported as a financing cash inflow and cash outflow from operating activities. The stock-based compensation related to awards that are expected to vest is amortized using the straight-line method over the award’s vesting term, which is generally four years.

The fair value of share-option awards is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model considers, among other factors, the underlying fair value of common stock, the expected term of the option award, expected volatility of our common stock and expected future dividends, if any.

Forfeitures of awards are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from initial estimates or if future forfeitures are expected to differ from recent actual or previously expected forfeitures. Stock-based compensation expense is recorded net of estimated forfeitures, such that expense is recorded only for those stock-based awards that are expected to vest.

Share option awards issued to non-employees are recorded at their fair value on the awards’ vesting date. We use the Black-Scholes option pricing model to estimate the fair value of share options granted to non-employees at each vesting date to determine the appropriate charge to stock-based compensation.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We account for uncertain tax positions using a two-step process whereby (i) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize interest and penalties accrued on any unrecognized tax benefits as a component of provision for income tax in the consolidated statement of operations.

Use of Estimates

Use of Estimates

The preparation of our consolidated financial statements and related disclosures in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in our consolidated financial statements and accompanying notes. We base our estimates on historical experience and on various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of certain assets and liabilities. These judgments, assumptions and estimates include but are not limited to the following: (i) fair value determinations for loans, notes and certificates; (ii) stock-based compensation expense; (iii) provision for income taxes, net of valuation allowance for deferred tax assets; (iv) consolidation of variable interest entities; and (v) fair value determinations for servicing assets and liabilities. These judgments, estimates and assumptions are inherently subjective in nature and actual results may differ from these estimates and assumptions, and the differences could be material.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, loans financed directly by us and the related accrued interest receivable, and deposits with service providers. We hold our cash and cash equivalents and restricted cash in accounts at regulated domestic financial institutions. We are exposed to credit risk in the event of default by these institutions to the extent the amount recorded on the balance sheet exceeds the FDIC insured amounts.

Impact of New Accounting Standards

Impact of New Accounting Standards (Unaudited)

In May, 2014, the Financial Accounting Standards Board (FASB) and International Accounting Standards Board issued Accounting Standards Update (ASU) 2014-09 “Revenue from Contracts with Customers” which provides a single comprehensive revenue recognition model for all contracts with customers. The standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. This ASU is effective for annual reporting periods beginning after December 15, 2016 for public entities. Early adoption is not permitted. We are currently evaluating the impact of the new update on our consolidated financial statements.

In August, 2014, FASB issued ASU 2014-13 “Consolidation (Topic 810)—Measuring the Financial Assets and The Financial Liabilities of a Consolidated Collateralized Financing Entity” to amend the existing standards. This ASU provides an alternative to current fair value measurement guidance to an entity that consolidates a collateralized financing entity (CFE) that has elected the fair value option for the financial assets and financial liabilities. If elected, the entity could measure both the financial assets and the financial liabilities of the CFE by using the fair value of the financial assets or financial liabilities, whichever is more observable. The election would effectively eliminate any measurement difference previously reflected in earnings and attributed to the reporting entity in the consolidated statements of operations. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period. We are currently evaluating the impact of the new update on our consolidated financial statements.